Convertible Promissory Notes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			12 Months Ended
	Sep. 02, 2015	Nov. 04, 2014	Sep. 29, 2014	Sep. 30, 2015	Jul. 31, 2015	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Promissory notes, maturity date					Jan. 31, 2017
Series B Preferred Stock [Member]
Line of Credit Facility [Line Items]
Conversion of notes payable to preferred stock				$ 15,000
Convertible Notes Payable [Member]
Line of Credit Facility [Line Items]
Promissory note agreement amount					$ 5,000	$ 10,000
Promissory note payable, interest rate					8.00%	8.00%
Proceeds from issuance of convertible promissory notes		$ 5,000	$ 1,325			$ 3,675		$ 10,000
Promissory note, date description							The notes originally matured at various dates within 2016, between sixteen and eighteen months from the date of each note issuance.
Principal amount of notes outstanding					$ 15,000			10,000
Accrued interest on convertible promissory notes								199
Notes payable								$ 10,199
Convertible Notes Payable [Member] | Series B Preferred Stock [Member]
Line of Credit Facility [Line Items]
Conversion of notes payable to preferred stock	$ 15,000
Conversion of notes payable to preferred stock, accrued interest	$ 798
Stock issued during period upon conversion of debt, shares	12,284,466
Convertible notes, conversion price per share	$ 1.286